Conservative Allocation Lifestyle Fund Performance Management - Conservative Allocation Lifestyle Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Conservative Allocation Lifestyle Fund (the “Predecessor Fund”), a series of VALIC Company II. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization and returns presented for the Fund prior to that date reflect the performance of the Predecessor Fund. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had substantially similar investment objectives and strategies and had the same portfolio management team as of the date of the Reorganization. The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and a blended index. The blended index is comprised of 26% Russell 3000® Index, 9% MSCI EAFE Index (net) and 65% Bloomberg U.S. Aggregate Bond Index (the “Cons Alloc Lifestyle Blended Index”). The Cons Alloc Lifestyle Blended Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.J.P. Morgan Investment Management Inc. (“JPMIM”) assumed subadvisory responsibility for the Fund effective September 28, 2022. Prior to that, PineBridge Investments LLC served as subadviser to the Fund and to the Predecessor Fund.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and a blended index. The blended index is comprised of 26% Russell 3000® Index, 9% MSCI EAFE Index (net) and 65% Bloomberg U.S. Aggregate Bond Index (the “Cons Alloc Lifestyle Blended Index”). The Cons Alloc Lifestyle Blended Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202010.18%Lowest Quarterly Return:March 31, 2020-11.68%Year to Date Most Recent Quarter:June 30, 20255.72%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	5.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(11.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020